SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT ON FINANCE LEASE ARRANGEMENTS (Details) - Finance Lease Arrangements [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5,454	$ 4,263
Less: Accumulated depreciation	(1,206)	(891)
Property and equipment, net	4,248	3,372
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,721	1,923
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,733	$ 2,340